Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2018
Electronic equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	5 years
Electronic equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Furniture and office equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	5 years
Furniture and office equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Software [Member] | Maximum [Member]
Estimated useful lives of the assets	5 years
Software [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Leasehold improvement [Member]
Estimated useful lives of the assets	Shorter of useful life or 3 years